Summarized Financial Information of Subsidiaries (Tables) - LAMAR MEDIA CORP [Member]	3 Months Ended
Mar. 31, 2016
Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheet as of March 31, 2016 (unaudited, in thousands)
	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$11,213	$284,991	$30,553	$—	$326,757
Net property, plant and equipment	—	1,144,605	22,443	—	1,167,048
Intangibles and goodwill, net	—	2,316,372	34,465	—	2,350,837
Other assets	3,481,600	11,776	312	(3,460,224)	33,464

Total assets	$3,492,813	$3,757,744	$87,773	$(3,460,224)	$3,878,106

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current maturities of long-term debt	$17,856	$—	$—	$—	$17,856
Other current liabilities	26,061	150,370	20,011	—	196,442

Total current liabilities	43,917	150,370	20,011	—	214,298

Long-term debt	2,420,294	—	—	—	2,420,294
Other noncurrent liabilities	21,314	214,285	56,645	(56,018)	236,226

Total liabilities	2,485,525	364,655	76,656	(56,018)	2,870,818

Stockholders’ equity	1,007,288	3,393,089	11,117	(3,404,206)	1,007,288

Total liabilities and stockholders’ equity	$3,492,813	$3,757,744	$87,773	$(3,460,224)	$3,878,106

Condensed Consolidating Balance Sheet as of December 31, 2015 (in thousands)
	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$6,086	$245,685	$29,461	$—	$281,232
Net property, plant and equipment	—	1,072,595	22,542	—	1,095,137
Intangibles and goodwill, net	—	1,904,096	34,765	—	1,938,861
Other assets	2,943,826	11,451	535	(2,923,702)	32,110

Total assets	$2,949,912	$3,233,827	$87,303	$(2,923,702)	$3,347,340

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current maturities of long-term debt	$16,509	$—	$—	$—	$16,509
Other current liabilities	29,268	163,955	22,618	—	215,841

Total current liabilities	45,777	163,955	22,618	—	232,350

Long-term debt	1,876,895	—	—	—	1,876,895
Other noncurrent liabilities	20,059	210,233	53,659	(53,037)	230,914

Total liabilities	1,942,731	374,188	76,277	(53,037)	2,340,159

Stockholders’ equity	1,007,181	2,859,639	11,026	(2,870,665)	1,007,181

Total liabilities and stockholders’ equity	$2,949,912	$3,233,827	$87,303	$(2,923,702)	$3,347,340

Condensed Consolidating Statements of Income and Comprehensive Income

Condensed Consolidating Statements of Income and Comprehensive Income for the Three Months Ended March 31, 2016

(unaudited, in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$327,578	$11,835	$(880)	$338,533
Direct advertising expenses (1)	—	121,889	7,396	(560)	128,725
General and administrative expenses (1)	—	63,999	2,791	—	66,790
Corporate expenses (1)	—	15,648	285	—	15,933
Depreciation and amortization	—	49,689	1,800	—	51,489
Gain on disposition of assets	—	(11,560)	233	—	(11,327)

Operating income (loss)	—	87,913	(670)	(320)	86,923

Equity in (earnings) loss of subsidiaries	(84,610)	—	—	84,610	—
Interest expense (income), net	30,061	(1)	327	(320)	30,067
Other expenses	3,142	—	—	—	3,142

Income before income tax expense	51,407	87,914	(997)	(84,610)	53,714
Income tax expense (2)	—	1,926	381	—	2,307

Net income (loss)	$51,407	$85,988	$(1,378)	$(84,610)	$51,407

Statement of Comprehensive Income
Net income (loss)	$51,407	$85,988	$(1,378)	$(84,610)	$51,407
Total other comprehensive income, net of tax	—	—	1,468	—	1,468

Total comprehensive income (loss)	$51,407	$85,988	$90	$(84,610)	$52,875

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statements of Income and Comprehensive Income for the Three Months Ended March 31, 2015

(unaudited, in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$292,582	$10,541	$(646)	$302,477
Direct advertising expenses (1)	—	107,282	6,343	(393)	113,232
General and administrative expenses (1)	—	57,162	2,044	—	59,206
Corporate expenses (1)	—	15,038	265	—	15,303
Depreciation and amortization	—	47,274	1,956	—	49,230
Gain on disposition of assets	—	(1,836)	—	—	(1,836)

Operating income (loss)	—	67,662	(67)	(253)	67,342

Equity in (earnings) loss of subsidiaries	(65,334)	—	—	65,334	—
Interest expense (income), net	24,530	(2)	255	(253)	24,530

Income before income tax expense	40,804	67,664	(322)	(65,334)	42,812
Income tax expense (benefit) (2)	—	2,019	(11)	—	2,008

Net income (loss)	$40,804	$65,645	$(311)	$(65,334)	$40,804

Statement of Comprehensive Income
Net income (loss)	$40,804	$65,645	$(311)	$(65,334)	$40,804
Total other comprehensive loss, net of tax	—	—	(1,610)	—	(1,610)

Total comprehensive income (loss)	$40,804	$65,645	$(1,921)	$(65,334)	$39,194

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows for the Three Months Ended March 31, 2016

(unaudited, in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$20,748	$69,183	$(2,771)	$(53,975)	$33,185

Cash flows from investing activities:
Acquisitions	—	(502,138)	—	—	(502,138)
Capital expenditures	—	(20,123)	(496)	—	(20,619)
Proceeds from disposition of assets and investments	—	5,196	—	—	5,196
Investment in subsidiaries	(502,138)	—	—	502,138	—
(Increase) decrease in intercompany notes receivable	(2,946)	—	—	2,946	—
Decrease in notes receivable	8	—	—	—	8

Net cash used in investing activities	(505,076)	(517,065)	(496)	505,084	(517,553)

Cash flows from financing activities:
Proceeds received from revolving credit facility	280,000	—	—	—	280,000
Payment on revolving credit facility	(125,000)	—	—	—	(125,000)
Principal payments on long-term debt	(3,755)	—	—	—	(3,755)
Proceeds received from senior credit facility	300,000	—	—	—	300,000
Debt issuance costs	(9,017)	—	—	—	(9,017)
Proceeds received from note offering	400,000	—	—	—	400,000
Payment on senior credit facility	(300,000)	—	—	—	(300,000)
Intercompany loan proceeds	—	—	2,946	(2,946)	—
Distributions to non-controlling interest	—	—	(105)	—	(105)
Dividends to parent	(78,938)	(53,975)	—	53,975	(78,938)
Contributions from (to) parent	26,170	502,138	—	(502,138)	26,170

Net cash provided by financing activities	489,460	448,163	2,841	(451,109)	489,355

Effect of exchange rate changes in cash and cash equivalents	—	—	1,106	—	1,106

Net increase (decrease) in cash and cash equivalents	5,132	281	680	—	6,093
Cash and cash equivalents at beginning of period	4,955	454	16,418	—	21,827

Cash and cash equivalents at end of period	$10,087	$735	$17,098	$—	$27,920

Condensed Consolidating Statement of Cash Flows for the Three Months Ended March 31, 2015 (unaudited, in thousands)
	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$14,745	$68,783	$(481)	$(44,906)	$38,141

Cash flows from investing activities:
Acquisitions	—	(19,647)	—	—	(19,647)
Capital expenditures	—	(28,066)	(975)	—	(29,041)
Proceeds from disposition of assets and investments	—	4,414	—	—	4,414
Investment in subsidiaries	(19,647)	—	—	19,647	—
(Increase) decrease in intercompany notes receivable	(970)	—	—	970	—
(Increase) decrease in notes receivable	(7)	11	—	—	4

Net cash used in investing activities	(20,624)	(43,288)	(975)	20,617	(44,270)

Cash flows from financing activities:
Proceeds received from revolving credit facility	92,000	—	—	—	92,000
Payment on revolving credit facility	(35,000)	—	—	—	(35,000)
Principal payments on long-term debt	(3,755)	—	—	—	(3,755)
Intercompany loan proceeds	—	—	970	(970)	—
Distributions to non-controlling interest	—	—	(180)	—	(180)
Dividends to parent	(71,322)	(44,906)	—	44,906	(71,322)
Contributions from (to) parent	32,028	19,647	—	(19,647)	32,028

Net cash provided by (used in) financing activities	13,951	(25,259)	790	24,289	13,771

Effect of exchange rate changes in cash and cash equivalents	—	—	(1,131)	—	(1,131)

Net increase (decrease) in cash and cash equivalents	8,072	236	(1,797)	—	6,511
Cash and cash equivalents at beginning of period	10,689	480	14,366	—	25,535

Cash and cash equivalents at end of period	$18,761	$716	$12,569	$—	$32,046